Submission	Jul. 17, 2025
Submission [Line Items]
Central Index Key	0001801368
Registrant Name	MP Materials Corp. / DE
Registration File Number	333-285419
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES